Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

NOTE F – NET INCOME (LOSS) PER SHARE

The following table provides the computation of basic and diluted net income (loss) per share for the years ended December 31, 2013, 2012 and 2011 (in thousands, except per share amounts):

	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$2,033	$65	$(1,177)

Basic weighted average shares outstanding	48,263	45,027	42,758
Effect of potentially dilutive securities	4,512	3,688	—

Diluted weighted average shares outstanding	52,775	48,715	42,758

Basic net income (loss) per share	$0.04	0.00	$(0.03)

Diluted net income (loss) per share	$0.04	0.00	$(0.03)

For the year ended December 31, 2013 there were 341,000 options and no warrants excluded from the calculation of diluted earnings per share as anti-dilutive. For the year ended December 31, 2012 there were no outstanding options or warrants excluded from the calculation of diluted earnings per share as anti-dilutive, as the exercise prices of all outstanding options and warrants were less than the average market price of the Company’s common stock for the year ended December 31, 2012.